UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    May 3, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	48

Form 13F Information Table Value Total:   	$138,570



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3166    76710 SH       SOLE                    76710
Allstate Corp                  COM              020002101     4639    85815 SH       SOLE                    85815
Alltel Corp                    COM              020039103     4286    78145 SH       SOLE                    78145
AmerisourceBergen Corp         COM              03073E105     3417    59650 SH       SOLE                    59650
BP Amoco PLC Spons ADR F       COM              055622104      311     4980 SH       SOLE                     4980
Bank New York                  COM              064057102     2076    71450 SH       SOLE                    71450
Bank Of America Corporation    COM              060505104     3208    72748 SH       SOLE                    72748
Burlington Resources           COM              122014103     3585    71593 SH       SOLE                    71593
ChevronTexaco                  COM              166764100     2982    51147 SH       SOLE                    51147
Dell Inc                       COM              24702R101     2279    59318 SH       SOLE                    59318
Exxon Mobil Corp               COM              30231G102     1593    26725 SH       SOLE                    26725
Fortune Brands                 COM              349631101     2707    33574 SH       SOLE                    33574
General Electric               COM              369604103      642    17794 SH       SOLE                    17794
Health Care Select Spdr        COM              81369Y209     6832   228810 SH       SOLE                   228810
Honeywell Inc                  COM              438516106     2873    77200 SH       SOLE                    77200
Hubbell Inc Cl B               COM              443510201     3120    61066 SH       SOLE                    61066
Inco Ltd                       COM              453258402     2895    72750 SH       SOLE                    72750
Intel Corp                     COM              458140100      274    11810 SH       SOLE                    11810
Ivax Corp                      COM              465823102     2814   142339 SH       SOLE                   142339
JP Morgan Chase & Co           COM              46625H100     3170    91608 SH       SOLE                    91608
Johnson & Johnson              COM              478160104      402     5993 SH       SOLE                     5993
Kerr-Mcgee Corp                COM              492386107     5674    72442 SH       SOLE                    72442
Kimberly Clark                 COM              494368103     3116    47405 SH       SOLE                    47405
Kroger                         COM              501044101     2453   153005 SH       SOLE                   153005
Laboratory Corp                COM              50540R409     2800    58081 SH       SOLE                    58081
Liberty Media Corp             COM              530718105     4479   431965 SH       SOLE                   431965
MB Financial Inc               COM              55264U108      410    10712 SH       SOLE                    10712
Medimmune Inc                  COM              584699102     1574    66100 SH       SOLE                    66100
Millennium Cell Inc            COM              60038b105       31    15000 SH       SOLE                    15000
Morgan Stanley Dean Witter Dis COM              617446448      253     4425 SH       SOLE                     4425
National Semiconductor Corp    COM              637640103     3852   186889 SH       SOLE                   186889
News Corp Cl B                 COM              65248E203     5259   298635 SH       SOLE                   298635
Northrop Corp                  COM              666807102     2754    51020 SH       SOLE                    51020
Novartis AG Sponsored ADR      COM              66987V109     4115    87975 SH       SOLE                    87975
Praxair Inc                    COM              74005P104     5741   119950 SH       SOLE                   119950
Schering-Plough                COM              806605101     2227   122712 SH       SOLE                   122712
Schlumberger                   COM              806857108     2476    35125 SH       SOLE                    35125
Servicemaster Company          COM              81760N109     2972   220150 SH       SOLE                   220150
Sony Corp                      COM              835699307     3241    80975 SH       SOLE                    80975
Tech and Telecom Spdr          COM              81369Y803     3897   199225 SH       SOLE                   199225
Texas Instruments              COM              882508104     3120   122420 SH       SOLE                   122420
Time Warner Inc                COM              887317105     4185   238459 SH       SOLE                   238459
Utility Sector Spdr            COM              81369Y886     5229   179370 SH       SOLE                   179370
Viacom Inc Cl B                COM              925524308     4894   140500 SH       SOLE                   140500
Wal-Mart                       COM              931142103     4489    89573 SH       SOLE                    89573
Walgreen Co                    COM              931422109      305     6860 SH       SOLE                     6860
Washington Mutual Inc          COM              939322103     1539    38972 SH       SOLE                    38972
Wrigley (Wm) Jr Co             COM              982526105      213     3254 SH       SOLE                     3254